RIGHT OF USE ASSETS - Supplemental Cash Flow Information related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RIGHT OF USE ASSETS
Operating cash flows	¥ 17,567
Weighted average remaining lease term for operating leases	9 years	10 years
Weighted average discount rates of lease liability	4.83%
Right of use assets	¥ 54,579
Less: Accumulated amortization	(4,984)
Right of use assets, net	¥ 49,595